Income Taxes (Details 4) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax explanatory [Line Items]
Balance Beginning	$ (93,410)	$ (280,403)
Recognized in profit or loss	5,090,904	48,176	$ 967,744
Recognized in other comprehensive income	472,302	230,202
Effect of change in consolidated entities, exchange rate and others	(39,009)	(91,385)
Balance Ending	5,430,787	(93,410)	(280,403)
Investment tax credits [Member]
Disclosure of income tax explanatory [Line Items]
Balance Beginning	840,112	859,300
Recognized in profit or loss	(121,696)	0
Recognized in other comprehensive income	0	0
Effect of change in consolidated entities, exchange rate and others	(61,936)	(19,188)
Balance Ending	656,480	840,112	859,300
Tax losses carryforwards [Member]
Disclosure of income tax explanatory [Line Items]
Balance Beginning	0	49,961
Recognized in profit or loss	3,941,185	(49,961)
Recognized in other comprehensive income	0	0
Effect of change in consolidated entities, exchange rate and others	827	0
Balance Ending	3,942,012	0	49,961
Unrealized loss and expenses [Member]
Disclosure of income tax explanatory [Line Items]
Balance Beginning	178,948	187,641
Recognized in profit or loss	47,383	4,256
Recognized in other comprehensive income	0	0
Effect of change in consolidated entities, exchange rate and others	(3,592)	(12,949)
Balance Ending	222,739	178,948	187,641
Inventories write-down [Member]
Disclosure of income tax explanatory [Line Items]
Balance Beginning	69,938	22,848
Recognized in profit or loss	575,199	49,658
Recognized in other comprehensive income	0	0
Effect of change in consolidated entities, exchange rate and others	(250)	(2,568)
Balance Ending	644,887	69,938	22,848
Foreign investment losses (gains) under the equity method [Member]
Disclosure of income tax explanatory [Line Items]
Balance Beginning	(1,091,023)	(1,174,733)
Recognized in profit or loss	200,870	83,710
Recognized in other comprehensive income	0	0
Effect of change in consolidated entities, exchange rate and others	0	0
Balance Ending	(890,153)	(1,091,023)	(1,174,733)
Remeasurement of defined benefit plans [Member]
Disclosure of income tax explanatory [Line Items]
Balance Beginning	0	2,798
Recognized in profit or loss	0	0
Recognized in other comprehensive income	155,930	0
Effect of change in consolidated entities, exchange rate and others	0	(2,798)
Balance Ending	155,930	0	2,798
Foreign operations-foreign currency translation differences [Member]
Disclosure of income tax explanatory [Line Items]
Balance Beginning	(81,847)	(312,049)
Recognized in profit or loss	0	0
Recognized in other comprehensive income	316,372	230,202
Effect of change in consolidated entities, exchange rate and others	0	0
Balance Ending	234,525	(81,847)	(312,049)
Unrealized gains on available for sale financial assets [Member]
Disclosure of income tax explanatory [Line Items]
Balance Beginning	0	(903)
Recognized in profit or loss	0	0
Recognized in other comprehensive income	0	0
Effect of change in consolidated entities, exchange rate and others	0	903
Balance Ending	0	0	(903)
Others [Member]
Disclosure of income tax explanatory [Line Items]
Balance Beginning	(9,538)	84,734
Recognized in profit or loss	447,963	(39,487)
Recognized in other comprehensive income	0	0
Effect of change in consolidated entities, exchange rate and others	25,942	(54,785)
Balance Ending	$ 464,367	$ (9,538)	$ 84,734